Post-employment benefit plans - Components of Post-Employment Benefit Plans Financing Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Total net return on post-employment benefit plans	$ 108	$ 51
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total net return on post-employment benefit plans	149	84
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total net return on post-employment benefit plans	$ (41)	$ (33)